Jun. 30, 2015
Compass EMP Enhanced Fixed Income Fund
Compass EMP Enhanced Fixed Income Fund

Compass EMP U.S. 500 Volatility Weighted Fund

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

Compass EMP International 500 Volatility Weighted Fund

Compass EMP Emerging Market 500 Volatility Weighted Fund

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

Compass EMP International 500 Enhanced Volatility Weighted Fund

Compass EMP REC Enhanced Volatility Weighted Fund

Compass EMP Commodity Strategies Volatility Weighted Fund

Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund

Compass EMP Long/Short Strategies Fund

Compass EMP Market Neutral Income Fund

Compass EMP Enhanced Fixed Income Fund

Compass EMP Ultra Short-Term Fixed Income Fund

(the “Funds” and each a “Fund”)

each a series of COMPASS EMP FUNDS TRUST

Supplement dated July 10, 2015 to the

Prospectus dated November 1, 2014, as supplemented May 1, 2015

The Prospectus is being supplemented to revise certain information contained therein with respect to the Funds.

3. Compass EMP Enhanced Fixed Income Fund - The following is hereby added to the Principal Investment Strategies of the Compass EMP Enhanced Fixed Income Fund, which begins on page 42 of the Prospectus.

The Fund seeks to limit risk during unfavorable (non-normal) market conditions in a country by reducing its exposure to that country’s market. Market conditions are measured by reference to the country’s generally accepted 10-year treasury or government note (“10-year treasury”). During a period of market decline, defined as a decline of 2% or more from the all-time daily high of the country’s 10-year treasury based on the treasury’s week-end value, the Fund’s exposure to that country’s market may be as low as 25% depending on the magnitude and duration of such decline. If the decline in the value of a country’s 10-year treasury declines by 2% or more, the Fund will liquidate approximately 75% of its position in such country. If the value of the country’s 10-year treasury declines by 4% or more, the Fund will begin to reinvest in the country’s market. The Fund will return to being fully invested in the country at such time that a subsequent week-end value of the country’s 10-year treasury either declines by 8% (or more) from its all-time daily high or returns to a value that is less than a 2% decline from its all-time daily high.

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This Supplement and the existing Statement of Additional Information dated November 1, 2014, as supplemented, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-888-944-4367.

Please retain this Supplement for future reference.